CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash Flows used in Operating Activities
Net loss	$ (8,501)	$ (7,813)
Items not affecting cash from operations:
Environmental services contract loss provision	(90)	(152)
Depreciation of property, plant and equipment	1,601	1,723
Amortization of intangible assets	51	76
Share-based compensation expense	2,580	2,359
Finance costs, foreign exchange and other	(2,799)	(1,418)
Realized gain on disposition of investments	0	(1,204)
Unrealized loss (gain) on investments	573	(632)
Advisory fees paid in shares	0	500
Deferred income tax provision	1,504	1,472
Changes in non-cash working capital balances related to operations
(Increase) decrease in accounts and other receivables	(4,107)	849
Increase in inventories	(26)	(129)
(Increase) decrease in prepaid expenses and other current assets	650	(140)
Decrease in deferred revenue	(88)	(142)
Increase in accounts payable and accrued liabilities	3,162	597
Cash flows used in operating activities	(5,490)	(4,054)
Cash Flows (used in) from Investing Activities
Expenditures on mineral properties	(17,115)	(7,155)
Purchase or disposal of property, plant and equipment	(486)	(1,982)
Decrease (Increase) in restricted cash	4,383	(195)
Acquisition of subsidiary	(536)	0
Purchase (disposal) of investments	(407)	2,003
Cash flows from (used in) investing activities	(14,161)	(7,329)
Cash Flows from (used in) Financing Activities
Proceeds from issuance of shares	9,042	9,043
Issuance costs	(966)	(716)
Proceeds from exercise of warrants	2,027	418
Proceeds from exercise of stock options	218	162
Cash flows from (used in) financing activities	10,321	8,907
Decrease in Cash and Cash Equivalents	(9,330)	(2,476)
Cash and Cash Equivalents - Beginning of Year	17,906	20,382
Cash and Cash Equivalents - End of Year	$ 8,576	$ 17,906